Financial Information of Parent Company - Schedule of Statements of Cash Flow (Details) - Parent Company [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (13,651)	$ (574)	$ (13,335)
Investment loss in subsidiaries	11,325	51	12,145
Share-based compensation	518	5	60
Changes in operating assets and liabilities:
Other current assets	(4,001)
Accrued expenses and other current liabilities	(4,207)	518	1,130
Amount due from subsidiaries	4,316
Net cash provided by (used in) operating activities	(5,700)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of ordinary shares through private offerings	5,700
Net cash provided by (used in) financing activities	5,700
Net decrease in cash, cash equivalents and restricted cash
Cash, cash equivalents and restricted cash, at beginning of year	2	2	2
Cash, cash equivalents and restricted cash, at end of year	2	2	2
SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITIES:
Share issuance for purchase of property and equipment			$ 34,179